Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,556,614	$ 7,484,174
Less: accumulated amortization	(2,724,500)	(2,345,737)
Intangible assets, net	4,832,114	5,138,437
Trade mark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	6,500,000	6,500,000
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 1,056,614	$ 984,174